Commitments and Contingencies - Summary of Future Minimum Lease Payments (Detail) $ in Millions	Jun. 30, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 11.3
2023	10.3
2024	8.4
2025	6.7
2026	4.4
2027 and thereafter	18.0
Total	$ 59.1